May 22, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C.  20549

RE:	ING Equity Trust
(File Nos. 333-56881; 811-8817)
ING Funds Trust
(File Nos. 333-59745; 811-08895)
ING Mayflower Trust
(File Nos. 33-67852; 811-7978)
ING Mutual Funds
(File Nos. 33-56094; 811-7428)
ING Series Fund, Inc.
(File Nos. 33-41694; 811-06352)

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing via the EDGAR system on behalf of ING Equity Trust; ING Funds Trust; ING Mayflower Trust; ING Mutual Funds; and ING Series Fund, Inc. are two supplements dated May 22, 2009.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com